Financial Risk (Details) - Loans at amortized cost - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Credit risk
Total	$ 4,911,397	$ 5,892,997
Cost [member]
Credit risk
Total	4,911,397	5,892,997
Loss allowance
Credit risk
Total	(41,165)	(99,307)	$ 100,785
Stage 3 | Loss allowance
Credit risk
Total	(4,588)	(54,573)	49,439
Stage 1 | Loss allowance
Credit risk
Total	(16,661)	(28,892)	34,957
Stage 2 | Stage 2 | Loss allowance
Credit risk
Total	(19,916)	(15,842)	$ 16,389
Credit risk
Credit risk
Total	4,870,232	5,793,690
Credit risk | Cost [member]
Credit risk
Total	4,911,397	5,892,997
Credit risk | Loss allowance
Credit risk
Total	(41,165)	(99,307)
Credit risk | Grade 1 - 4 | 0.03 - 0.74 | Cost [member]
Credit risk
Total	2,582,794	2,928,401
Credit risk | Grade 5 - 6 | 0.75 - 3.95 | Cost [member]
Credit risk
Total	2,096,138	2,415,323
Credit risk | Grade 7 - 8 | 3.96 - 30.67 | Cost [member]
Credit risk
Total	232,465	487,428
Credit risk | Grade 9 - 10 | 30.68 - 100 | Cost [member]
Credit risk
Total		61,845
Credit risk | Stage 3
Credit risk
Total	6,005	7,272
Credit risk | Stage 3 | Cost [member]
Credit risk
Total	10,593	61,845
Credit risk | Stage 3 | Loss allowance
Credit risk
Total	(4,588)	(54,573)
Credit risk | Stage 3 | Grade 7 - 8 | 3.96 - 30.67 | Cost [member]
Credit risk
Total	10,593
Credit risk | Stage 3 | Grade 9 - 10 | 30.68 - 100 | Cost [member]
Credit risk
Total		61,845
Credit risk | Stage 1
Credit risk
Total	4,596,807	5,573,265
Credit risk | Stage 1 | Cost [member]
Credit risk
Total	4,613,468	5,602,157
Credit risk | Stage 1 | Loss allowance
Credit risk
Total	(16,661)	(28,892)
Credit risk | Stage 1 | Grade 1 - 4 | 0.03 - 0.74 | Cost [member]
Credit risk
Total	2,582,794	2,928,401
Credit risk | Stage 1 | Grade 5 - 6 | 0.75 - 3.95 | Cost [member]
Credit risk
Total	1,928,142	2,330,150
Credit risk | Stage 1 | Grade 7 - 8 | 3.96 - 30.67 | Cost [member]
Credit risk
Total	102,532	343,606
Credit risk | Stage 2 | Stage 2
Credit risk
Total	267,420	213,153
Credit risk | Stage 2 | Stage 2 | Cost [member]
Credit risk
Total	287,336	228,995
Credit risk | Stage 2 | Stage 2 | Loss allowance
Credit risk
Total	(19,916)	(15,842)
Credit risk | Stage 2 | Stage 2 | Grade 5 - 6 | 0.75 - 3.95 | Cost [member]
Credit risk
Total	167,996	85,173
Credit risk | Stage 2 | Stage 2 | Grade 7 - 8 | 3.96 - 30.67 | Cost [member]
Credit risk
Total	$ 119,340	$ 143,822